Right-of-use Assets (Tables)	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Schedule of Right-of-use Assets

Description	Weighted average rate (p.a.)	December 31, 2022	Acquisitions	Write-offs	Modifications	Transfers(b)	December 31, 2023

Cost
Aircraft(a)		12,753,324	1,063,167	(833,855)	1,281,755	15,548	14,279,939
Maintenance of aircraft and engines		1,938,788	568,874	(892,072)	(30,128)	(33,426)	1,552,036
Restoration of aircraft and engines		1,819,438	501,864	(455,967)	(165,725)	—	1,699,610
Others		226,621	21,763	—	76,266	—	324,650
		16,738,171	2,155,668	(2,181,894)	1,162,168	(17,878)	17,856,235
Depreciation
Aircraft(a)	8%	(7,228,226)	(958,351)	769,937	—	(914)	(7,417,554)
Maintenance of aircraft and engines	17%	(1,159,612)	(327,401)	870,634	—	—	(616,379)
Restoration of aircraft and engines	31%	(628,522)	(557,984)	455,967	29,038	—	(701,501)
Others	22%	(58,914)	(50,329)	—	—	—	(109,243)
		(9,075,274)	(1,894,065)	2,096,538	29,038	(914)	(8,844,677)

Right-of-use assets		7,662,897	261,603	(85,356)	1,191,206	(18,792)	9,011,558
Impairment		(110,349)	—	110,349	—	—	—
Right-of-use assets, net		7,552,548	261,603	24,993	1,191,206	(18,792)	9,011,558

(a)Includes aircraft, engines, and simulators.
(b)The balances of transfers are between “Property and equipment”, “Right-of-use assets” and “Intangible assets”.

Description	Weighted average rate (p.a.)	December 31, 2021	Acquisitions	Write-offs	Modifications	Transfers(b)	December 31, 2022

Cost
Aircraft(a)		11,476,271	1,436,969	(66,458)	49,271	(142,729)	12,753,324
Maintenance of aircraft and engines		1,542,856	628,293	(209,458)	(15,242)	(7,661)	1,938,788
Restoration of aircraft and engines		1,387,738	678,685	(246,985)	—	—	1,819,438
Others		89,226	193,359	(67,416)	11,452	—	226,621
		14,496,091	2,937,306	(590,317)	45,481	(150,390)	16,738,171
Depreciation
Aircraft(a)	7%	(6,438,766)	(847,541)	19,254	—	38,827	(7,228,226)
Maintenance of aircraft and engines	20%	(1,052,190)	(313,613)	206,191	—	—	(1,159,612)
Restoration of aircraft and engines	34%	(380,649)	(468,050)	220,177	—	—	(628,522)
Others	44%	(19,240)	(39,674)	—	—	—	(58,914)
		(7,890,845)	(1,668,878)	445,622	—	38,827	(9,075,274)

Right-of-use assets		6,605,246	1,268,428	(144,695)	45,481	(111,563)	7,662,897
Impairment		(605,651)	—	488,731	—	6,571	(110,349)
Right-of-use assets, net		5,999,595	1,268,428	344,036	45,481	(104,992)	7,552,548

(a)Includes aircraft, engines, and simulators.
(b)The balances of transfers are between “Aircraft sublease”, “Property and equipment”, “Right-of-use assets”, “Intangible assets” and “Other assets”.